Property plant and equipment - Summary of Impairment Testing to Reasonably Possible Changes in Assumptions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss related to property, plant and equipment	€ 1,379
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate (bps)	8.84%	4.99%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate (bps)	17.20%	21.63%
Zegna Segment DOS
Disclosure of information for cash-generating units [line items]
Headroom	€ (2,231)	€ (8,692)
Percentage of WACC Rate		1.50%
Revenues CAGR (%)	7.60%	9.70%
WACC +100 bps	2,413	8,994
WACC -100 bps	(2,038)	(8,344)
Growth rate +50 bps	2,203	8,692
Growth rate -50 bps	(2,258)	(8,692)
EBITDA +500 bps	1,864	8,320
EBITDA -500 bps	(2,714)	(9,048)
Reversal of impairment loss related to property, plant and equipment	€ 1,412
Zegna Segment DOS | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	8.84%	4.99%
Growth rate (bps)	1.50%
Zegna Segment DOS | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	17.20%	21.63%
Growth rate (bps)	5.00%
Thom Browne Segment DOS
Disclosure of information for cash-generating units [line items]
Headroom	€ (820)	€ 0
Growth rate (bps)		2.00%
Revenues CAGR (%)	9.50%	6.90%
WACC +100 bps	(1,003)	(95)
WACC -100 bps	(700)	0
Growth rate +50 bps	(800)	0
Growth rate -50 bps	(848)	(58)
Revenues =/- 250 bps (Increase)	(641)	0
Revenues +/-250 bps (Decrease)	(1,120)	0
Thom Browne Segment DOS | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	8.84%	7.13%
Growth rate (bps)	1.50%
Thom Browne Segment DOS | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	11.59%	10.33%
Growth rate (bps)	3.00%
CGU Zegna Segment
Disclosure of information for cash-generating units [line items]
Headroom	€ 1,590,000	€ 1,277,000
Growth rate (bps)	30000.00%	15000.00%
Discount rate (bps)	85500.00%	66900.00%
EBITDA CAGR (%) vs. 2022	16.30%	1320.00%
WACC +100 bps	1,196	931
WACC -100 bps	2,158	1,790
Growth rate +50 bps	1,818	1,485
Growth rate -50 bps	1,399	1,106
EBITDA +500 bps	1,843	1,506
EBITDA -500 bps	1,337	1,048
CGU Thom Browne Segment
Disclosure of information for cash-generating units [line items]
Headroom	€ 454,000	€ 325,000
Growth rate (bps)	30000.00%	20000.00%
Discount rate (bps)	84100.00%	77300.00%
EBITDA CAGR (%) vs. 2022	20.80%	1530.00%
WACC +100 bps	362	209
WACC -100 bps	563	491
Growth rate +50 bps	552	393
Growth rate -50 bps	372	269
EBITDA +500 bps	526	376
EBITDA -500 bps	381	274